Intangible assets - Goodwill by operating segment (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Goodwill	€ 3,133	€ 3,138
Plenitude
Intangible assets
Goodwill	2,909	2,927
Enilive and Refining
Intangible assets
Goodwill	102	102
Chemicals
Intangible assets
Goodwill	112	93
Corporate and Other activities
Intangible assets
Goodwill	€ 10	€ 16